EXHIBIT 99.1

John Deere Owner Trust 2012-B

Statement to Noteholders

$321,000,000 Class A-1 0.26701% Asset Backed Notes due September 16, 2013

$310,000,000 Class A-2  0.43% Asset Backed Notes due February 17, 2015

$300,000,000 Class A-3  0.53% Asset Backed Notes due July 15, 2016

$99,778,000 Class A-4  0.69% Asset Backed Notes due January 15, 2019

$31,879,975 Asset Backed Certificates

Payment Date:				15-Apr-14

(1)	Before giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$517,425.89
		(ii)	A-2 Note Pool Factor:	0.0016691

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$300,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$99,778,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(2)	Amount of principal being paid on the Notes:

	(a)	Class A-1 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(b)	Class A-2 Notes:		$517,425.89
		per $1,000 original principal amount:		$1.67

	(c)	Class A-3 Notes:		$25,607,822.69
		per $1,000 original principal amount:		$85.36

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$26,125,248.58

(3)	(a)	Amount of interest being paid on Notes:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2 Notes:	$185.41
			per $1,000 original principal amount:	$0.00

		(iii)	Class A-3 Notes:	$132,500.00
			per $1,000 original principal amount:	$0.44

		(iv)	Class A-4 Notes:	$57,372.35
			per $1,000 original principal amount:	$0.58

		(v)	Total:	$190,057.76

(4)	(a)	Pool Balance (excluding accrued interest):
		(i)	at beginning of related Collection Period:	$432,745,260.09
		(ii)	at end of related Collection Period:	$406,736,522.77

	(b)	Note Value:
		(i)	at beginning of related Collection Period:	$432,175,401.12
		(ii)	at end of related Collection Period:	$406,050,152.54

	(c)	Pool Face Amount:
		(i)	at beginning of related Collection Period:	$456,327,725.62
		(ii)	at end of related Collection Period:	$428,345,359.65

(5)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii)	A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$274,392,177.31
		(ii)	A-3 Note Pool Factor:	0.9146406

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$99,778,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$31,879,975.00
		(ii)	Certificate Pool Factor:	1.0000000

(6)	(a)	Amount of Servicing Fee:		$360,621.05
		per $1,000 original principal amount of Notes and Certificate:		$0.34
	(b)	Amount of Servicing Fee earned:		$360,621.05
	(c)	Amount of Servicing Fee paid:		$360,621.05
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(7)	Amount of Administration Fee:			$100.00

(8)	(i)	Amount in Reserve Account:		$13,283,225.00
	(ii)	Specified Reserve Account Balance:		$13,283,225.00

(9)	(i)	Face Amount of Receivables 60 days or more past due:		$4,225,488.92
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:		1.04%

(10)	(i)	Aggregate amount of net losses for the collection period:		$119,490.01
	(ii)	Cumulative amount of net losses:		$768,834.60
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.07%

(11)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$163,709.29
		(ii)	% of Pool Balance:	0.04%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

(e)	Number of repurchase demands withdrawn in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(f)	Number of repurchase demands rejected in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%